Note 19 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Abstract
Disclosure of Goodwill and Intangible Assets

19. Goodwill and intangible assets

Below are the changes in the item:

					Amortization
	Cost as of December 31, 2017	Deconsolidation of VWFS (see note 43)	Additions	Disposals (*)	Accumulated as of December 31, 2017	Disposals (*)	For the period	Deconsolidation of VWFS (see note 43)	Accumulated as of December 31, 2018	Carrying amount as of December 31, 2018
Software licenses	1,214,634	(2,286)	201,446	266,117	628,893	266,117	151,583	(625)	513,734	633,943
Goodwill	6,405	(6,405)	-	-	-	-	-	-	-	-
Total	1,221,039	(8,691)	201,446	266,117	628,893	266,117	151,583	(625)	513,734	633,943

(*) Includes write-off of fully amortized items

				Amortization
	Cost as of January 1, 2017	Additions	Disposals (*)	Accumulated as of January 1, 2017	Disposals (*)	For the period	Accumulated as of December 31, 2017	Carrying amount as of December 31, 2017
Software licenses	1,168,921	211,766	166,053	658,722	166,053	136,224	628,893	585,741
Goodwill	6,405	-	-	-	-	-	-	6,405
Total	1,175,326	211,766	166,053	658,722	166,053	136,224	628,893	592,146

(*) Includes write-off of fully amortized items